Share Capital and Capital Surplus and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Issued shares	218,833,144		80,745,711		80,745,711
Treasury shares	1,250,992		9,418,558		7,609,263
Outstanding shares	217,582,152	356,635,765	71,327,153	365,682,240